DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Disclosure Of Movements In Deferred Tax Assets And Liabilities
The movements in the deferred tax liabilities and assets during the years ended December 31, 2025 and 2024, are as follows:

Deferred tax liabilities

(Dollars in millions)	License revenue - transitional adjustment	Difference allowance in excess of related depreciation	Right of use assets	Total
At January 1, 2024	$(3.1)	$(3.2)	$(6.5)	$(12.8)
Deferred tax charged/(credited) to the statement of profit or loss during the year	1.6	0.6	0.6	2.8
Deferred tax liabilities at December 31, 2024	(1.5)	(2.6)	(5.9)	(10.0)
At January 1, 2025	(1.5)	(2.6)	(5.9)	(10.0)
Deferred tax charged/(credited) to the statement of profit or loss during the year	1.5	(0.8)	(10.9)	(10.2)
Deferred tax liabilities at December 31, 2025	$—	$(3.4)	$(16.8)	$(20.2)

Deferred tax assets

(Dollars in millions)	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liability	Cost recovery of R&D expense	Total
At January 1, 2024	$1.5	$2.8	$1.9	$6.5	$—	$12.7
Deferred tax charged to the statement of profit or loss during the year	(1.5)	0.5	(1.3)	(0.5)	—	(2.8)
Deferred tax assets at December 31, 2024	—	3.3	0.6	6.0	—	9.9
At January 1, 2025	—	3.3	0.6	6.0	—	9.9
Deferred tax charged to the statement of profit or loss during the year	—	(1.9)	(0.6)	10.5	2.3	10.3
Deferred tax assets at December 31, 2025	$—	$1.4	$—	$16.5	$2.3	$20.2

Summary of Items with Respect to, Deferred Tax Assets have not been Recognized
Gross Deferred tax assets have not been recognized in respect of the following items as of the end of the reporting year:

(Dollars in millions)	2025	2024
Deductible temporary differences	$586.6	$579.0
Tax losses and credits	1,547.6	1,136.7
Total	$2,134.2	$1,715.7